ALLEGED SECURITIES CLASS ACTION LAWSUITS (Details) (Securities related litigation, USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended	29 Months Ended
	Nov. 30, 2011 person lawsuit	Dec. 31, 2011 person	Jul. 31, 2014
Securities related litigation
Contingencies
Number of current senior executive officers who are defendants in lawsuits	3
Current senior executive officers and directors	2
Former senior executive officers	1
Number of putative class actions against entity (in lawsuits)	2
Number of current senior executive officers and directors who resigned in response to lawsuits		1
Damages sought by plaintiffs (in dollars)			$ 250